UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (0.2%)
Commercial Banks
Banco Macro SA ADR	24,450	$489

Brazil (9.7%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	106,000	3,249

Commercial Banks
Banco do Brasil SA	75,400	996
Itau Unibanco Holding SA (Preference)	59,360	917
Itau Unibanco Holding SA (Preference) ADR	146,063	2,267
		4,180
Diversified Telecommunication Services
Telecomunicacoes de Sao Paulo SA ADR	91,760	2,427

Food Products
BRF - Brasil Foods SA	176,222	3,016

Household Durables
MRV Engenharia e Participacoes SA	109,100	559
PDG Realty SA Empreendimentos e Participacoes	330,000	1,076
		1,635
Information Technology Services
Cielo SA	56,100	1,250

Metals & Mining
Vale SA (Preference)	17,252	360
Vale SA (Preference) ADR (a)	133,688	2,807
Vale SA ADR	13,100	299
		3,466
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)	194,932	1,980
Petroleo Brasileiro SA ADR	51,000	1,145
Ultrapar Participacoes SA	67,760	1,063
		4,188
		23,411
Chile (1.9%)
Commercial Banks
Banco Santander Chile ADR (a)	16,600	1,220

Electric Utilities
Enersis SA	107,544	37
Enersis SA ADR	67,900	1,148
		1,185

	Shares	Value (000)
Food & Staples Retailing
Cencosud SA	209,933	$1,125

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	620,861	899
Empresa Nacional de Electricidad SA ADR	3,200	139
		1,038
		4,568
China (11.2%)
Automobiles
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	827,000	722

Commercial Banks
China Construction Bank Corp. H Shares (a)(c)	4,980,810	2,972
China Minsheng Banking Corp., Ltd. H Shares (a)(c)	1,363,500	818
		3,790
Construction Materials
West China Cement Ltd. (a)(c)	2,430,000	386

Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (c)	2,830,000	1,766

Food Products
China Mengniu Dairy Co., Ltd. (c)	583,000	1,762
Want Want China Holdings Ltd. (a)(c)	1,766,000	1,583
		3,345
Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	446,700	966

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd. (c)	1,192,300	1,799

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (c)	637,200	1,835
Ping An Insurance Group Co. H Shares (c)	220,500	1,233
		3,068
Internet Software & Services
Sohu.com, Inc. (a)(b)	30,700	1,480
Tencent Holdings Ltd. (a)(c)	141,600	2,904
		4,384
Oil, Gas & Consumable Fuels
Yanzhou Coal Mining Co., Ltd. H Shares (a)(c)	574,000	1,201

	Shares	Value (000)
Personal Products
Hengan International Group Co., Ltd. (a)(c)	195,000	$1,548

Semiconductors & Semiconductor Equipment
GCL Poly Energy Holdings Ltd. (a)(c)	2,881,000	749

Specialty Retail
Belle International Holdings Ltd. (a)(c)	909,000	1,551

Wireless Telecommunication Services
China Mobile Ltd. (c)	175,000	1,707
		26,982
Czech Republic (2.5%)
Commercial Banks
Komercni Banka AS	9,224	1,719

Diversified Telecommunication Services
Telefonica Czech Republic AS	98,300	2,097

Electric Utilities
CEZ AS	58,700	2,262
		6,078
Egypt (1.3%)
Commercial Banks
Commercial International Bank Egypt SAE	338,366	1,300

Diversified Telecommunication Services
Telecom Egypt Co.	486,071	1,206

Food Products
Juhayna Food Industries (b)	815,033	630
		3,136
Hong Kong (0.5%)
Household Products
Samsonite International SA (b)	843,000	1,176

Hungary (0.5%)
Pharmaceuticals
Richter Gedeon Nyrt	9,135	1,245

India (7.6%)
Automobiles
Mahindra & Mahindra Ltd.	84,091	1,373

	Shares	Value (000)
Chemicals
Asian Paints Ltd.	16,854	$1,084

Commercial Banks
HDFC Bank Ltd.	256,145	2,415
ICICI Bank Ltd.	82,231	1,446
IndusInd Bank Ltd.	204,511	1,111
		4,972
Construction & Engineering
Engineers India Ltd.	16,246	81
Larsen & Toubro Ltd.	36,586	996
		1,077
Gas Utilities
GAIL India Ltd.	86,019	719

Information Technology Services
Tata Consultancy Services Ltd.	81,939	1,696

Metals & Mining
Jindal Steel & Power Ltd.	85,781	872
Tata Steel Ltd.	161,345	1,359
		2,231
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	48,808	795

Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	48,192	1,445
Glenmark Pharmaceuticals Ltd.	184,760	1,210
		2,655
Tobacco
ITC Ltd.	433,207	1,738
		18,340
Indonesia (6.0%)
Automobiles
Astra International Tbk PT	331,100	2,339

Commercial Banks
Bank Central Asia Tbk PT	2,315,500	1,995
Bank Mandiri Tbk PT	2,455,500	1,715
		3,710

	Shares	Value (000)
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	3,002,000	$2,575

Food Products
Indofood Sukses Makmur Tbk PT	2,491,500	1,405

Pharmaceuticals
Kalbe Farma Tbk PT	2,488,500	899

Real Estate Management & Development
Lippo Karawaci Tbk PT	27,307,500	2,062

Wireless Telecommunication Services
Indosat Tbk PT	2,606,500	1,533
		14,523
Korea, Republic of (14.5%)
Aerospace & Defense
Korea Aerospace Industries Ltd. (b)	49,230	1,451

Airlines
Korean Air Lines Co., Ltd.	28,003	1,034

Auto Components
Hyundai Mobis	8,075	2,293
Mando Corp.	7,348	1,185
		3,478
Automobiles
Hyundai Motor Co.	21,899	3,841

Chemicals
Cheil Industries, Inc.	10,280	712
LG Chem Ltd.	7,660	2,029
SSCP Co., Ltd.	39,288	126
		2,867
Commercial Banks
KB Financial Group, Inc.	45,187	1,476
Shinhan Financial Group Co., Ltd.	64,901	2,269
		3,745
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	17,960	912

Household Durables
Woongjin Coway Co., Ltd.	44,177	1,398

	Shares	Value (000)
Household Products
LG Household & Health Care Ltd.	2,475	$1,114

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	8,730	1,559

Internet Software & Services
NHN Corp. (b)	8,350	1,574

Media
Cheil Worldwide, Inc.	53,720	843

Metals & Mining
Hyundai Steel Co.	13,055	953

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,973	6,285
Samsung Electronics Co., Ltd. (Preference)	2,229	1,065
		7,350
Software
NCSoft Corp.	6,947	1,964

Tobacco
KT&G Corp.	13,803	861
		34,944
Lebanon (0.7%)
Commercial Banks
Banque Audi sal-Audi Saradar Group GDR	124,861	847
BLOM Bank SAL GDR	99,010	778
		1,625
Malaysia (2.9%)
Airlines
AirAsia Bhd	1,077,900	982

Commercial Banks
CIMB Group Holdings Bhd	671,700	1,457

Industrial Conglomerates
Sime Darby Bhd	527,500	1,372

Wireless Telecommunication Services
Axiata Group Bhd	2,176,600	3,111
		6,922

	Shares	Value (000)
Mexico (3.5%)
Beverages
Fomento Economico Mexicano SAB de CV (Units) ADR (d)	50,100	$3,248

Construction & Engineering
Empresas ICA SAB de CV (b)	214,100	238

Household Durables
Desarrolladora Homex SAB de CV ADR (a)(b)	21,844	295

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	213,924	4,723
		8,504
Peru (1.5%)
Commercial Banks
Credicorp Ltd.	19,230	1,772

Metals & Mining
Cia de Minas Buenaventura SA ADR	46,550	1,757
		3,529
Philippines (3.8%)
Commercial Banks
Metropolitan Bank & Trust	1,555,519	2,323

Diversified Financial Services
Ayala Corp.	213,660	1,408
Metro Pacific Investments Corp.	26,625,000	1,650
		3,058
Industrial Conglomerates
SM Investments Corp.	155,180	1,842

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	38,100	1,902
		9,125
Poland (2.7%)
Beverages
Central European Distribution Corp. (a)(b)	84,563	593

Diversified Telecommunication Services
Telekomunikacja Polska SA	523,940	2,729

Food & Staples Retailing
Jeronimo Martins SGPS SA	196,128	3,056
		6,378

	Shares	Value (000)
Qatar (0.5%)
Industrial Conglomerates
Industries Qatar QSC	35,900	$1,213

Russia (3.3%)
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	35,025	637

Health Care Providers & Services
Protek (b)	287,898	188

Oil, Gas & Consumable Fuels
Lukoil OAO ADR	83,040	4,180
Rosneft Oil Co. GDR	364,462	2,123
Tatneft ADR	34,366	844
		7,147
		7,972
South Africa (6.1%)
Beverages
SABMiller PLC	114,899	3,695

Food & Staples Retailing
Pick n Pay Stores Ltd.	338,161	1,525

Food Products
AVI Ltd.	479,058	1,912

Media
Naspers Ltd., Class N	81,313	3,520

Multiline Retail
Clicks Group Ltd.	315,700	1,465

Wireless Telecommunication Services
MTN Group Ltd.	159,666	2,612
		14,729
Switzerland (0.4%)
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,095	1,014

Taiwan (6.2%)
Chemicals
Formosa Plastics Corp.	467,000	1,235

	Shares	Value (000)
Communications Equipment
HTC Corp.	92,266	$2,027

Computers & Peripherals
Asustek Computer, Inc.	203,960	1,523
Catcher Technology Co., Ltd.	182,000	1,044
		2,567
Construction Materials
Taiwan Cement Corp.	802,000	850

Diversified Financial Services
Fubon Financial Holding Co., Ltd.	614,071	635

Diversified Telecommunication Services
Chunghwa Telecom Co. Ltd.	318,000	1,058

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	538,133	1,201
TPK Holding Co., Ltd. (b)	28,250	524
		1,725
Food Products
Uni-President Enterprises Corp.	1,223,406	1,575

Metals & Mining
China Steel Corp.	16,302	16

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	719,109	613
Taiwan Semiconductor Manufacturing Co., Ltd.	1,169,455	2,650
		3,263
		14,951
Thailand (3.1%)
Airlines
Thai Airways International PCL	711,800	449
Thai Airways International PCL NVDR	322,200	203
		652
Commercial Banks
Kasikornbank PCL (Foreign)	242,900	913
Kasikornbank PCL NVDR	317,000	1,172
		2,085
Construction Materials
Siam Cement PCL NVDR	148,900	1,235

	Shares	Value (000)
Oil, Gas & Consumable Fuels
Banpu PCL NVDR	51,700	$860
PTT PCL (Foreign)	118,000	970
		1,830
Real Estate Management & Development
Land and Houses PCL NVDR	7,909,200	1,639
		7,441
Turkey (3.3%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	210,056	2,419
Coca-Cola Icecek AS (Units) (d)	83,272	1,130
		3,549
Commercial Banks
Turkiye Garanti Bankasi AS (Units) (d)	712,287	2,762

Diversified Telecommunication Services
Turk Telekomunikasyon AS	392,686	1,681
		7,992
United States (2.4%)
Food Products
Mead Johnson Nutrition Co.	51,829	3,568

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	42,905	2,119
		5,687
Total Common Stocks (Cost $231,778)		231,974

Investment Company (0.8%)
India (0.8%)
Morgan Stanley Growth Fund (b)(e) (Cost $332)	1,903,180	2,076

Short-Term Investments (7.8%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	11,425,582	11,426

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $297; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $303)	$297	$297
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $610; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $623)	610	610
		907
Total Securities held as Collateral on Loaned Securities (Cost $12,333)		12,333

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,458)	6,457,717	6,458
Total Short-Term Investments (Cost $18,791)		18,791
Total Investments (104.9%) (Cost $250,901) Including $11,061 of Securities Loaned (f)+		252,841
Liabilities in Excess of Other Assets (-4.9%)		(11,873)
Net Assets (100.0%)		$240,968

(a)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $11,061,000 and $12,334,000, respectively. The Fund received cash collateral of approximately $12,333,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $183,713,000 and 76.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $250,901,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,940,000 of which approximately $31,531,000 related to appreciated securities and approximately $29,591,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,451	$—	$1,451
Airlines	—	2,668	—	2,668
Auto Components	—	3,478	—	3,478
Automobiles	—	8,275	—	8,275
Beverages	7,090	7,244	—	14,334
Chemicals	—	5,186	—	5,186
Commercial Banks	7,661	29,488	—	37,149
Communications Equipment	—	2,027	—	2,027
Computers & Peripherals	—	2,567	—	2,567
Construction & Engineering	238	1,989	—	2,227
Construction Materials	—	2,471	—	2,471
Diversified Financial Services	—	3,693	—	3,693
Diversified Telecommunication Services	2,427	13,112	—	15,539
Electric Utilities	1,185	2,262	—	3,447
Electronic Equipment, Instruments & Components	—	1,725	—	1,725
Energy Equipment & Services	—	637	—	637
Food & Staples Retailing	1,125	4,581	—	5,706
Food Products	6,584	8,867	—	15,451
Gas Utilities	—	719	—	719
Health Care Providers & Services	—	1,154	—	1,154
Hotels, Restaurants & Leisure	2,119	—	—	2,119
Household Durables	1,930	1,398	—	3,328
Household Products	—	2,290	—	2,290
Independent Power Producers & Energy Traders	1,038	1,799	—	2,837
Industrial Conglomerates	—	4,427	—	4,427
Information Technology Services	1,250	1,696	—	2,946
Insurance	—	4,627	—	4,627
Internet Software & Services	1,480	4,478	—	5,958
Media	—	4,363	—	4,363
Metals & Mining	5,223	3,200	—	8,423
Multiline Retail	—	1,465	—	1,465
Oil, Gas & Consumable Fuels	4,188	10,973	—	15,161
Personal Products	—	1,548	—	1,548
Pharmaceuticals	—	4,799	—	4,799
Real Estate Management & Development	—	3,701	—	3,701
Semiconductors & Semiconductor Equipment	—	11,362	—	11,362
Software	—	1,964	—	1,964
Specialty Retail	—	1,551	—	1,551
Textiles, Apparel & Luxury Goods	—	1,014	—	1,014
Tobacco	—	2,599	—	2,599
Wireless Telecommunication Services	4,723	10,865	—	15,588
Total Common Stocks	48,261	183,713	—	231,974
Investment Company	2,076	—	—	2,076
Short-Term Investments
Investment Company	17,884	—	—	17,884
Repurchase Agreements	—	907	—	907
Total Short-Term Investments	17,884	907	—	18,791
Total Assets	$68,221	$184,620	$—	$252,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $132,289,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Debt Instrument (000)
Beginning Balance	$—	†	$—	†
Purchases	—		—
Sales	—	‡	—	‡
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	3,139		408
Realized gains (losses)	(3,139)		(408)
Ending Balance	$—		$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—		$—

†      Includes one or more securities which are valued at zero.

‡      Includes one or more securities with proceeds from sales of zero.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),  analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011